Business Combination	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Business Combination
14.	Business Combination

2015 Acquisition

Takatack Holdings’ Acquisition of VIS

On August 6, 2015, Voyager, through Takatack Holdings acquired a 100% equity interest in VIS for a total cash consideration of US$5 million, or Php228 million, of which US$3 million, or Php137 million, was paid in August 2015 and US$2 million, or Php91 million, is payable in 12 quarterly installments, subject to satisfaction of certain conditions.  Total payments made to the founders for the remaining balance amounted to US$0.7 million, or Php31 million, and US$0.2 million, or Php8 million, for the years ended December 31, 2016 and 2015, respectively.  The acquisition is consistent with the PLDT Group’s focus to build Voyager into a digital economy platforms-enabler, allowing it to build its digital commerce business in the Philippines and other emerging markets.  VIS is a Singapore-based company behind the online store, TackThis!, a cloud-based e-commerce platform operating on software as a service model that enables companies to easily set-up and showcase their businesses on various online platforms.

The purchase price consideration has been allocated to the identifiable assets and liabilities on the basis of fair values at the date of acquisition.  The corresponding carrying amounts immediately before the acquisition are as follows:

	Previous Carrying Values		Fair Values Recognized on Acquisition
	In S.G. Dollar	In Php(1)	In S.G. Dollar	In Php(1)
	(in millions)
Assets:
Property and equipment (Note 9)	—	0.3	—	0.3
Intangibles	—	—	0.8	25.9
Cash and cash equivalents	0.1	2.7	0.1	2.7
Trade receivables	0.1	5.1	0.1	5.1
Prepayments and other current assets	—	0.1	—	0.1
	0.2	8.2	1.0	34.1
Liabilities:
Accounts payable and other liabilities	0.1	4.6	0.1	4.6
Deferred income tax liability	—	—	0.1	4.4
	0.1	4.6	0.2	9.0
Total identifiable net assets acquired	0.1	3.6	0.8	25.1
Goodwill from the acquisition (Note 15)			5.9	195.5
Purchase consideration transferred			6.7	220.6
Cash paid			4.1	137.3
Accounts payable – others			2.5	83.3
Cash flow from investing activity:			6.6	220.6
Cash paid			4.1	137.3
Cash acquired			(0.1)	(2.7)
			4.0	134.6

(1) Converted to Philippine Peso using the exchange rate at the time of purchase of Php33.08 to SGD1.00.

The transactions resulted in a Php196 million goodwill pertaining to the projected global rollout of the e-commerce business.

Our consolidated revenues would have increased by Php2 million and net income would have decreased by Php5 million for the year ended December 31, 2015 had the acquisition of VIS actually taken place on January 1, 2015.